Employee benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee benefits
30.	Employee benefits

	31 December 2019	31 December 2018
Retirement pay liability provision	222,164	160,613
Unused vacation provision	72,167	64,134

	294,331	224,747

Provision for employee termination benefits
Movements in provision for employee termination benefits are as follows:

	2019	2018
1 January	160,613	149,449
Service cost	35,831	26,971
Remeasurements	36,385	(12,699)
Interest expense	25,566	16,957
Benefit payments	(36,231)	(20,065)

31 December	222,164	160,613

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2019	Discount Rate			Inflation Rate

Sensitivity Level	1% increase		1% decrease	1% increase	1% decrease
Change in assumption	(14.2%	)	17.4%	17.9%	(14.7%	)

Impact on provision for employee termination benefits	(31,547)		38,657	39,767	(32,658)

31 December 2018	Discount Rate			Inflation Rate

Sensitivity Level	1% increase		1% decrease	1% increase	1% decrease
Change in assumption	(13.0%	)	15.7%	16.5%	(13.7%	)

Impact on provision for employee termination benefits	(20,880)		25,216	26,501	(22,004)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.
Defined contribution plans
Obligations for contribution to defined contribution plans are recognized as an expense in the consolidated statement of profit or loss as incurred. The Group incurred TL 12,785, TL 9,361 and TL 8,107 in relation to defined contribution retirement plan for the years ended 31 December 2019, 2018 and 2017, respectively.
Share based payments
The Group has a share performance based payment plan (cash settled incentive plan) in order to build a common interest with its shareholders, support sustainable success, and ensure loyalty of key employees. The KPIs of the plan are; the total shareholder return in excess of weighted average cost of capital (WACC), and ranking of total shareholder return in comparison with
BIST-30
and peer group. Bonus amount is determined according to these evaluations, and it is distributed over a three-year payment plan.
As of 31 December 2019, the Group recognized expenses of TL 28,199 regarding this plan (31 December 2018: TL 26,224).